INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2019
Revenues and Long-Lived Assets by Geographical Area	The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2019	2018 (2)	2017
Revenues:
United States	$4,184,206	$3,981,056	$3,775,729
Canada	294,040	291,685	269,603
Latin America and the Caribbean	292,116	273,912	296,623

Total revenues	$4,770,362	$4,546,653	$4,341,955

December 31,	2019 (1)	2018
Long-Lived Assets:
United States	$808,685	$549,649
Canada	180,663	162,648
Latin America and the Caribbean	20,083	6,930

Total long-lived assets	$1,009,431	$719,227